Commitments and Contingencies	12 Months Ended
Feb. 01, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11: Commitments and Contingencies

We are subject to certain legal proceedings and claims that arise in the ordinary course of our business, including claims resulting from employment related matters. In the opinion of management, based upon consultation with legal counsel, the amount of ultimate liability with respect to such legal proceedings and claims will not materially affect the consolidated results of our operations or our financial condition.

We are subject to the terms of a settlement agreement with the Federal Trade Commission (FTC) that requires us, on an ongoing basis, to establish, implement, and maintain a comprehensive information security program that is reasonably designed to protect the security, confidentiality, and integrity of personal information collected from or about consumers. The agreement does not require us to pay any fines or other monetary assessments and we do not believe that the terms of the agreement will have a material adverse effect on our business, operations, or financial performance.